Vanguard Short-Term Inflation-Protected Securities Index Fund Average Annual Total Returns - ETF Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. TIPS 0-5 Years Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.07%	3.54%	3.18%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.46%	1.82%	1.96%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.59%	1.96%	1.90%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.07%	3.53%	3.14%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.06%	3.52%	3.09%